Warrants (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Oct. 18, 2021	Dec. 31, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Fair value of option contingent warrants			$ 1,600
Change in fair value of warrants			$ 1,389
Exercise Warrants
Class of Stock [Line Items]
Class A Warrants		34,000,000	34,000,000
Warrant expiration period		10 years	10 years
Hoya Intermediate, LLC
Class of Stock [Line Items]
Stock value issued for exercise of warrants	1,000,000	1,000,000	1,000,000
Derivative warrant liability		$ 20,400	$ 20,400
Change in fair value of warrants		$ 100
Hoya Intermediate, LLC | Hoya Intermediate Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants		3,000,000	3,000,000
Warrant exercise price per share		$ 10.00	$ 10.00
Hoya Intermediate, LLC | Maximum
Class of Stock [Line Items]
Warrant exercise price per share	$ 15.00
Hoya Intermediate, LLC | Maximum | $15 Exercise Warrants
Class of Stock [Line Items]
Warrant exercise price per share		15.00	15.00
Hoya Intermediate, LLC | Minimum
Class of Stock [Line Items]
Warrant exercise price per share	$ 10.00
Hoya Intermediate, LLC | Minimum | $10 Exercise Warrants
Class of Stock [Line Items]
Warrant exercise price per share		$ 10.00	$ 10.00
Public Warrants | Horizon Sponsor LLC
Class of Stock [Line Items]
Stock value issued for exercise of warrants		5,166,666	5,166,666
Warrants Exercisable Period1			30 days
Warrant expiration period		5 years	5 years
Value of Common Stock Exceeded		$ 18.00	$ 18.00
Redemption price per share for warrant			$ 0.01
Derivative warrant liability		$ 1,300	$ 1,300
Public Warrants | Hoya Intermediate, LLC
Class of Stock [Line Items]
Stock value issued for exercise of warrants	3,000,000
Warrant exercise price per share	$ 10.00
Class A Common Stock
Class of Stock [Line Items]
Stock issued during period, shares	29,431,260		2,143,438
Stock value issued for exercise of warrants	6,519,791
Warrant exercise price per share	$ 11.50
Class A Common Stock | Class A Private Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants		6,519,791	6,519,791
Class A Common Stock | Exercise Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants		34,000,000	34,000,000
Class A Common Stock | $15 Exercise Warrants
Class of Stock [Line Items]
Warrant exercise price per share		$ 15.00	$ 15.00
Class A Common Stock | Horizon Sponsor LLC
Class of Stock [Line Items]
Stock issued during period, shares	50,000
Warrant exercise price per share	$ 10.00
Class A Common Stock | Horizon Sponsor LLC | $10 Exercise Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants		17,000,000	17,000,000
Warrant exercise price per share		$ 10.00	$ 10.00
Class A Common Stock | Horizon Sponsor LLC | $15 Exercise Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants		17,000,000	17,000,000
Class A Common Stock | Hoya Intermediate, LLC | Hoya Intermediate Warrants
Class of Stock [Line Items]
Warrant exercise price per share		$ 15.00	$ 15.00
Class A Common Stock | Public Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants	18,132,776
Warrant exercise price per share	$ 11.50
Class A Common Stock | Public Warrants | Horizon Sponsor LLC
Class of Stock [Line Items]
Stock issued during period, shares			18,132,776
Stock value issued for exercise of warrants	17,000,000	18,132,776	18,132,776
Warrant exercise price per share		$ 11.50	$ 11.50
Class A Warrants		18,132,776	18,132,776
Number of Trading Days			20 days
Stock Price		$ 18.00	$ 18.00
Class A Common Stock | Public Warrants | Horizon Sponsor LLC | Class A Private Warrants
Class of Stock [Line Items]
Class A Warrants		6,519,791	6,519,791
Class A Common Stock | Private Warrants | Horizon Sponsor LLC | Class A Private Warrants
Class of Stock [Line Items]
Stock issued during period, shares			6,519,791
Warrant exercise price per share		$ 11.50	$ 11.50